Securities Act File No. 033-58846
Investment Company Act File No. 811-07538

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 106	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 105	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__	immediately upon filing pursuant to paragraph (b)
X	on June 24, 2019 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until June 24, 2019, the effectiveness of the registration statement for Lord Abbett Focused Large Cap Value Fund and Lord Abbett Focused Mid Cap Value Fund (the “Funds”) filed in Post-Effective Amendment No. 93, which was filed on November 28, 2018 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 106 incorporates by reference the information relating to the Funds contained in Parts A, B, and C of Post-Effective Amendment No. 93. Post-Effective Amendment No. 93, is not intended to amend or supersede information contained in Post-Effective Amendment No. 93, or otherwise affect the effectiveness of any prospectus or statement of additional information contained in Post-Effective Amendment No. 93 that relates to one or more other series of the Registrant.

This filing relates solely to Lord Abbett Focused Large Cap Value Fund and Lord Abbett Focused Mid Cap Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 22nd day of May 2019.

LORD ABBETT SECURITIES TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	May 22, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	May 22, 2019
Douglas B. Sieg

Eric C. Fast*	Trustee	May 22, 2019
Eric C. Fast

Evelyn E. Guernsey*	Trustee	May 22, 2019
Evelyn E. Guernsey

Julie A. Hill*	Trustee	May 22, 2019
Julie A. Hill

Kathleen M. Lutito*	Trustee	May 22, 2019
Kathleen M. Lutito

James M. McTaggart*	Trustee	May 22, 2019
James M. McTaggart

Karla M. Rabusch*	Trustee	May 22, 2019
Karla M. Rabusch

Mark A. Schmid*	Trustee	May 22, 2019
Mark A. Schmid

*BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence B. Stoller, John T. Fitzgerald, Pamela P. Chen, Linda Y. Kim and Amanda S. Ryan, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 4, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis
President, CEO
/s/ Douglas B. Sieg	and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.